Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements
3.	Fair Value Measurements

Financial instruments consist of cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, payment-dependent notes receivable, payment-dependent notes payable, and warrant liabilities. Cash equivalents, payment-dependent notes receivable, payment-dependent notes payable, and warrant liabilities are stated at fair value on a recurring basis. Restricted cash, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. The Company does not have short-term investments as of December 31, 2021 and 2020.

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$24,240	$—	$—	$24,240
Payment-dependent notes receivable, current	1,153	—	—	1,153
Payment-dependent notes receivable, noncurrent	—	—	13,453	13,453
Total financial assets	$25,393	$—	$13,453	$38,846
Payment-dependent notes payable, current	1,153	—	—	1,153
Payment-dependent notes payable, noncurrent	—	—	13,453	13,453
Warrant liabilities	—	—	7,844	7,844
Total financial liabilities	$1,153	$—	$21,297	$22,450

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market funds	$6,050	$—	$—	$6,050
Payment-dependent notes receivable, current	1,165	—	38,124	39,289
Payment-dependent notes receivable, noncurrent	—	—	13,735	13,735
Total financial assets	$7,215	$—	$51,859	$59,074
Payment-dependent notes payable, current	1,165	—	38,124	39,289
Payment-dependent notes payable, noncurrent	—	—	13,735	13,735
Warrant liabilities	—	—	1,780	1,780
Total financial liabilities	$1,165	$—	$53,639	$54,804

The Company classifies money market funds and certain payment-dependent notes receivable and payment-dependent notes payable within Level 1 of the fair value hierarchy because the Company values these investments using quoted market prices.

The Company classifies certain payment-dependent notes receivable and payment-dependent notes payable within Level 3 of the fair value hierarchy if the underlying securities are equity of private companies whose regular financial and nonfinancial information is generally not available other than when it is publicly disclosed, or significant unobservable inputs are used to estimate fair value.

The following tables summarize the quantitative inputs and assumptions used for the Company’s payment-dependent notes receivable and payment-dependent notes payable classified as Level 3 of the fair value hierarchy:

As of December 31, 2021
			Significant
	Fair	Valuation	Unobservable
Level 3 Measurements	Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$13,453	Transaction prices	N/A(1)	N/A
Financial liabilities
Payment-dependent notes payable	$13,453	Transaction prices	N/A(1)	N/A

As of December 31, 2020
			Significant
	Fair	Valuation	Unobservable
Level 3 Measurements	Value	Technique(s)	Input(s)	Range
Financial assets
Payment-dependent notes receivable	$13,735	Transaction prices	N/A(1)	N/A
	$38,124	Discounted transaction prices(2)	Discount for lack of marketability	5%
Financial liabilities
Payment-dependent notes payable	$13,735	Transaction prices	N/A(1)	N/A
	$38,124	Discounted transaction prices(2)	Discount for lack of marketability	5%
(1)	The Company considers completed transactions made through the Company’s platform for the relevant private securities as relevant data inputs.
(2)

The Company uses publicly traded share prices at the close of the valuation date as the primary factor in the fair value analysis and applies a discount to the share prices to reflect lack of marketability.

The Company used a hybrid method that incorporates the Black-Scholes option-pricing model and an adjusted backsolve model to estimate the fair value of the warrant liabilities. This approach is a scenario- based analysis that considers many assumptions, including the likelihood of potential liquidity events, the nature and timing of such potential events, actions taken with regard to the warrants at expiration, as well as discounts for lack of marketability of the underlying securities and warrants.

The Company estimated the fair value of the warrants liability as of December 31, 2021 and 2020, respectively, using the following key assumptions:

	As of December 31,
	2021	2020
Fair value of underlying securities	$30.8	$12.4
Discounts for lack of marketability	0.0%	29.0% – 34.0%
Expected term (years)	3.4 – 8.8	4.4 – 9.8
Expected volatility	40.4% – 44.3%	39.9% – 41.8%
Risk-free interest rate	1.0% – 1.5%	0.3% – 0.9%
Expected dividend yield	0.0%	0.0%
Fair value per warrant	$5.0 – $22.0	$1.5 – $1.9

The Company transfers financial instruments out of Level 3 on the date when underlying input parameters are readily observable from existing market quotes. Transfers from Level 3 to Level 1 generally relate to an investee company going public and listing on a national securities exchange.

During the years ended December 31, 2021 and 2020, there were transfers of securities segregated for customers from Level 3 to Level 1, as one private company was acquired by a public company and became publicly-traded under the acquiror, and the Company was able to obtain independent market-quoted prices for the acquiror company.

The following table provides reconciliation for all financial assets measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$25,892
Change in fair value of short-term investments	11
Distribution of short-term investments	(136)
Change in fair value of payment-dependent notes receivable.	27,319
Payment-dependent notes receivable transferred out of Level 3 to Level 1	(1,165)
Settlement of payment-dependent notes receivable	(62)
Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes receivable	29,364
Payment-dependent notes receivable transferred out of Level 3 to Level 1	(62,637)
Settlement of payment-dependent notes receivable	(5,133)
Balance as of December 31, 2021	$13,453

The following table provides reconciliation for payment-dependent notes payable measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$25,767
Change in fair value of payment-dependent notes payable	27,319
Payment-dependent notes payable transferred out of Level 3 to Level 1	(1,165)
Settlement of payment-dependent notes payable	(62)
Balance as of December 31, 2020	$51,859
Change in fair value of payment-dependent notes payable	29,364
Payment-dependent notes payable transferred out of Level 3 to Level 1	(62,637)
Settlement of payment-dependent notes payable	(5,133)
Balance as of December 31, 2021	$13,453

The following table provides reconciliation for warrant liabilities measured at fair value using significant unobservable inputs (Level 3) for years ended December 31, 2021 and 2020:

Balance as of December 31, 2019	$—
Fair value of warrant at issuance	1,488
Change in fair value of warrant liabilities	292
Balance as of December 31, 2020	$1,780
Change in fair value of warrant liabilities	6,064
Balance as of December 31, 2021	$7,844